7 Trade Accounts Receivable (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of subsidiaries [line items]
Total amount presented of controversial portion of colider HPP	R$ 119,665
Bottom Of Range [member]
Disclosure of subsidiaries [line items]
Discount rate for trade account receivables	0.49%
Top Of Range [member]
Disclosure of subsidiaries [line items]
Discount rate for trade account receivables	2.89%